Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements:
Total investment assets at fair value	$ 120,089,000	$ 106,818,000
Unfunded commitments relating to the Plan's investments	0
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements:
Total investment assets at fair value	66,270,000	58,583,000
Mutual funds
Fair Value Measurements:
Total investment assets at fair value	31,087,000	26,859,000
Mutual funds | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements:
Total investment assets at fair value	31,087,000	26,859,000
Company common stock
Fair Value Measurements:
Total investment assets at fair value	35,183,000	31,724,000
Company common stock | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements:
Total investment assets at fair value	35,183,000	31,724,000
Pooled Separate Accounts
Fair Value Measurements:
Total investment assets at fair value	18,186,000	16,168,000
Common collective trust
Fair Value Measurements:
Total investment assets at fair value	$ 35,633,000	$ 32,067,000